WARRANT LIABILITY (Tables)	6 Months Ended
Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of changes in the warrant liability

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$–	–	$–
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537
Class C Warrants	$45.20	157,895	4,663
Placement Agent Warrants	$47.50	7,896	232
Change in fair value of warrant liability		–	(6,868)
Warrant liability as of March 31, 2024		323,686	1,564
Change in fair value of warrant liability		–	(1,142)
Warrant liability as of June 30, 2024		323,686	422
Change in fair value of warrant liability		–	716
Warrant liability as of September 30, 2024		323,686	$1,138

Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	September 30, 2024
Exercise price	$45.20	$45.20
Share price	$39.40	$6.65
Expected life	3.01 years	2.01 years
Expected volatility	90.4%	159.22%
Risk-free interest rate	4.95%	3.66%
Dividend yield	–	–

Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	September 30, 2024
Exercise price	$45.20	$45.20
Share price	$39.40	$6.65
Expected life	5.00 years	4.01 years
Expected volatility	100.7%	129.26%
Risk-free interest rate	4.80%	3.58%
Dividend yield	–	–

Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	September 30, 2024
Exercise price	$47.60	$47.50
Share price	$39.40	$6.65
Expected life	4.99 years	4.01 years
Expected volatility	100.7%	129.26%
Risk-free interest rate	4.80%	3.58%
Dividend yield	–	–